Derivative instruments - Summary of Detailed Information About Credit Risk (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Credit exposure	$ 756,150	$ 715,622
Credit risk [member] | Derivative instruments [member]
Disclosure of financial assets [line items]
Credit exposure	6,236	9,642
Credit risk [member] | Derivative instruments [member] | Derivatives before the effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	6,236	21,431
Credit risk [member] | Derivative instruments [member] | Derivatives effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure		(11,789)
Credit risk [member] | Derivative instruments [member] | Financial institutions counterparty [member] | Derivatives before the effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	2,146	15,017
Credit risk [member] | Derivative instruments [member] | Governments counterparty [member] | Derivatives before the effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	899	3,370
Credit risk [member] | Derivative instruments [member] | Corporate counterparty [member] | Derivatives before the effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	3,191	3,044
CA | Credit risk [member] | Derivative instruments [member]
Disclosure of financial assets [line items]
Credit exposure	2,376	3,820
CA | Credit risk [member] | Derivative instruments [member] | Derivatives before the effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	2,376	9,493
CA | Credit risk [member] | Derivative instruments [member] | Derivatives effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure		(5,673)
CA | Credit risk [member] | Derivative instruments [member] | Financial institutions counterparty [member] | Derivatives before the effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	534	4,864
CA | Credit risk [member] | Derivative instruments [member] | Governments counterparty [member] | Derivatives before the effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	891	3,361
CA | Credit risk [member] | Derivative instruments [member] | Corporate counterparty [member] | Derivatives before the effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	951	1,268
US | Credit risk [member] | Derivative instruments [member]
Disclosure of financial assets [line items]
Credit exposure	2,080	2,947
US | Credit risk [member] | Derivative instruments [member] | Derivatives before the effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	2,080	6,199
US | Credit risk [member] | Derivative instruments [member] | Derivatives effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure		(3,252)
US | Credit risk [member] | Derivative instruments [member] | Financial institutions counterparty [member] | Derivatives before the effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	1,063	5,206
US | Credit risk [member] | Derivative instruments [member] | Corporate counterparty [member] | Derivatives before the effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	1,017	993
Other countries [member] | Credit risk [member] | Derivative instruments [member]
Disclosure of financial assets [line items]
Credit exposure	1,780	2,875
Other countries [member] | Credit risk [member] | Derivative instruments [member] | Derivatives before the effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	1,780	5,739
Other countries [member] | Credit risk [member] | Derivative instruments [member] | Derivatives effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure		(2,864)
Other countries [member] | Credit risk [member] | Derivative instruments [member] | Financial institutions counterparty [member] | Derivatives before the effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	549	4,947
Other countries [member] | Credit risk [member] | Derivative instruments [member] | Governments counterparty [member] | Derivatives before the effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	8	9
Other countries [member] | Credit risk [member] | Derivative instruments [member] | Corporate counterparty [member] | Derivatives before the effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	$ 1,223	$ 783